SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Jun. 27, 2020
Land	Not Depreciated
Buildings and Improvements	39 years
Finance Lease Asset	Shorter of Lease Term or Economic Life
Leasehold Improvements	Shorter of Lease Term or Economic Life
Construction in Progress	Not Depreciated
Maximum [Member]
Right of Use Assets	20 years
Furniture and Fixtures	7 years
Equipment and Software	7 years
Minimum [Member]
Right of Use Assets	10 years
Furniture and Fixtures	3 years
Equipment and Software	3 years